Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets
Intangible assets, cost			¥ 1,307,494		¥ 1,302,558
Less: Accumulated amortization			(251,638)		(541,282)
Less: Impairment of intangible asset (note)		¥ (16,907)	(16,907)
Intangible assets, net	$ 114,911		1,038,949		744,369
Amortization expenses for intangible assets	$ 44,713	289,644	250,221	¥ 1,389
Expected amortization expenses
2016					310,680
2017					307,567
2018					126,122
Domain names
Finite-Lived Intangible Assets
Intangible assets, cost			14,429		14,983
Less: Accumulated amortization			(5,371)		(11,869)
Intangible assets, net			9,058		3,114
Customer Relationship
Finite-Lived Intangible Assets
Intangible assets, cost			300,249		295,610
Less: Accumulated amortization			(54,399)		(116,954)
Intangible assets, net			245,850		178,656
Trademarks
Finite-Lived Intangible Assets
Intangible assets, cost			896,224		893,390
Less: Accumulated amortization			(162,453)		(360,167)
Intangible assets, net			733,771		533,223
Non-compete agreement
Finite-Lived Intangible Assets
Intangible assets, cost			71,228		70,127
Less: Accumulated amortization			(20,958)		(43,830)
Intangible assets, net			50,270		26,297
Others.
Finite-Lived Intangible Assets
Intangible assets, cost			25,364		28,448
Less: Accumulated amortization			(8,457)		(8,462)
Less: Impairment of intangible asset (note)		¥ (16,907)	¥ (16,907)
Intangible assets, net					¥ 3,079